INVENTORIES, NET	12 Months Ended
Mar. 31, 2025
Inventory Disclosure [Abstract]
INVENTORIES, NET

NOTE 5- INVENTORIES, NET

The following table summarizes the components of the Group’s inventories as of the dates presented:

	Thousands of Yen
	March 31, 2025	March 31, 2024
Real estate inventories, net
Real estate properties held for sale	¥6,187,759	¥7,550,027
Real estate properties in progress	7,222,597	5,756,105
Subtotal	13,410,356	13,306,132
Housing equipment and material, net	140,178	138,830
Others	61,853	73,498
Inventories, net	¥13,612,387	¥13,518,460

As of March 31, 2025 and 2024, capitalized interest was ¥149,105 thousand and ¥180,419 thousand, respectively.